CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Current assets:
Cash and cash equivalents	$ 151,692	$ 263,951
Net receivables	428,398	361,694
Net inventories	440,240	375,621
Other current assets	29,334	13,452
Total current assets	1,049,664	1,014,718
Net property, plant, and equipment	203,485	190,607
Goodwill	1,023,451	782,163
Net intangible assets	650,472	517,482
Deferred charges and other non-current assets	15,562	7,476
Total assets	2,942,634	2,512,446
Current liabilities:
Current portion of long-term debt	17,500	17,500
Accounts payable	147,738	134,432
Accrued compensation	47,394	27,146
Accrued income taxes	12,171	9,569
Federal excise tax	27,701	23,194
Other accrued liabilities	116,397	96,071
Total current liabilities	368,901	307,912
Long-term debt	652,787	322,165
Deferred income tax liabilities	135,957	143,039
Accrued pension and postemployment liabilities	73,503	59,345
Other long-term liabilities	51,319	31,221
Total liabilities	1,282,467	863,682
Commitments and contingencies (Notes 11, 13 and 14)
Common stock—$.01 par value:	608	639
Additional paid-in-capital	1,743,371	1,742,125
Retained earnings	166,421	19,384
Accumulated other comprehensive loss	(110,214)	(110,303)
Common stock in treasury, at cost— 3,138,525 shares held at March 31, 2016 and 85,940 shares held at March 31, 2015	(140,019)	(3,081)
Total stockholders' equity	1,660,167	1,648,764
Total liabilities and equity	$ 2,942,634	$ 2,512,446